Filed pursuant to Rule 497(e)
File Nos. 811-22750 and 333-183994

 USFS Funds Limited Duration Government Fund
a series of USFS Funds Trust

Supplement to the
Summary Prospectus, Prospectus and Statement of Additional Information
dated April 30, 2014

October 10, 2014

Effective immediately, the USFS Funds Limited Duration Government Fund (the “Fund”) is closed to new purchases.

Additionally, effective immediately, James E. Habanek no longer serves as a portfolio manager for the Fund, and all references to Mr. Habanek in the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) are deleted in their entirety.

Also effective immediately, Tommy O. Huie, CFA, President and Chief Investment Officer of the Adviser, will serve as Portfolio Manager for the Fund.

The following information for Mr. Huie replaces the information regarding Mr. Habanek under “Portfolio Manager” on page 6 of the Summary Prospectus and page 5 of the Prospectus:

Tommy O. Huie, CFA, President and Chief Investment Officer of the Adviser, has been a Portfolio Manager for the Fund since October 2014.

The following information for Mr. Huie replaces the information regarding Mr. Habanek under “Portfolio Managers— Limited Duration Government Fund” on page 25 of the Prospectus:

Tommy O. Huie, CFA, President and Chief Investment Officer of the Adviser, joined the Adviser in 2013. He serves as the Portfolio Manager for the Tactical Asset Allocation Fund and the Limited Duration Government Fund. Prior to joining the Adviser, Mr. Huie was Director, President and Chief Investment Officer of BMO Asset Management Corp. and its predecessor, M&I Investment Management Corp., since 2009.

The following information for Mr. Huie replaces the information regarding Mr. Habanek under “The Portfolio Managers— Fund Shares Owned by Portfolio Managers” on page 31 of the SAI:

Name	Dollar Range of Fund Shares1		Aggregate Dollar Range of All Fund Shares1
	Limited Duration Government Fund	Tactical Asset Allocation Fund
Tommy O. Huie	None	$1–$10,000	$1–$10,000
1 Valuation date is October 10, 2014.

The following information for Mr. Huie supplements the disclosure under “The Portfolio Managers— Other Accounts” on page 31 of the SAI:

Mr. Huie did not manage any accounts other than the Funds as of October 10, 2014.

Please retain this Supplement with your Summary Prospectus, Prospectus, and SAI for reference.